UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.8%):
Bank of Nova Scotia, 0.06% (a), 4/2/12	$290	$290

Total Commercial Paper (Cost $290)		290

Common Stocks (99.8%):
Aerospace/Defense (4.9%):
Boeing Co.	12,900	959
Honeywell International, Inc.	12,800	782
		1,741
Banks (4.4%):
U.S. Bancorp	26,500	840
Wells Fargo & Co.	21,300	727
		1,567
Beverages (6.5%):
Anheuser-Busch InBev NV, Sponsored ADR	16,800	1,222
PepsiCo, Inc.	16,800	1,114
		2,336
Brokerage Services (0.5%):
Charles Schwab Corp.	11,990	172

Chemicals (2.7%):
Monsanto Co.	6,698	534
Potash Corp. of Saskatchewan, Inc.	9,400	430
		964
Commercial Services (0.9%):
Paychex, Inc.	10,921	339

Computers & Peripherals (8.6%):
Apple, Inc. (b)	2,200	1,319
Cisco Systems, Inc.	50,300	1,064
NetApp, Inc. (b)	16,000	716
		3,099
Cosmetics & Toiletries (0.7%):
The Procter & Gamble Co.	3,900	262

Electronics (2.2%):
Johnson Controls, Inc.	24,800	806

Engineering (1.0%):
ABB Ltd., Sponsored ADR	17,100	349

Entertainment (2.1%):
The Walt Disney Co.	17,200	753

Financial Services (5.4%):
JPMorgan Chase & Co.	27,900	1,283
The Goldman Sachs Group, Inc.	5,300	659
		1,942
Food Processing & Packaging (3.3%):
Kraft Foods, Inc., Class A	15,724	598
Nestle SA, Sponsored ADR	9,587	604
		1,202
Forest Products & Paper (0.7%):
International Paper Co.	7,100	249

Health Care (1.9%):
Medtronic, Inc.	17,100	670

See notes to schedules of investments.

Security Description	Shares	Value
Hotels & Motels (0.3%):
Starwood Hotels & Resorts Worldwide, Inc.	1,900	$107

Insurance (2.7%):
MetLife, Inc.	25,728	961

Internet Business Services (9.1%):
eBay, Inc. (b)	28,500	1,052
Google, Inc., Class A (b)	2,400	1,539
Juniper Networks, Inc. (b)	28,900	661
		3,252
Manufacturing-Miscellaneous (2.4%):
Danaher Corp.	15,200	851

Medical Services (1.9%):
Express Scripts, Inc. (b)	12,900	699

Oil & Gas Exploration-Production & Services (4.0%):
Anadarko Petroleum Corp.	9,887	774
Apache Corp.	6,400	643
		1,417
Oil Companies-Integrated (2.0%):
Exxon Mobil Corp.	8,200	711

Oilfield Services & Equipment (3.5%):
Schlumberger Ltd.	14,267	998
Weatherford International Ltd. (b)	16,900	255
		1,253
Pharmaceuticals (8.2%):
Merck & Co., Inc.	22,300	856
Pfizer, Inc.	44,700	1,013
Teva Pharmaceutical Industries Ltd., Sponsored ADR	18,600	838
Vertex Pharmaceuticals, Inc. (b)	5,900	242
		2,949
Radio & Television (2.9%):
Comcast Corp., Class A	34,200	1,026

Retail (2.1%):
Target Corp.	12,926	753

Retail-Department Stores (1.2%):
J.C. Penney Co., Inc.	11,900	422

Retail-Specialty Stores (2.4%):
Lowe’s Cos., Inc.	15,553	488
Tiffany & Co.	5,600	387
		875
Semiconductors (1.8%):
Texas Instruments, Inc.	19,100	642

Software & Computer Services (5.7%):
Autodesk, Inc. (b)	11,600	491
Cognizant Technology Solutions Corp., Class A (b)	2,300	177
Microsoft Corp.	42,888	1,383
		2,051
Telecommunications (1.0%):
Vodafone Group PLC, Sponsored ADR	12,700	351

Transportation Services (2.8%):
United Parcel Service, Inc., Class B	12,431	1,004

See notes to schedules of investments.

Total Common Stocks (Cost $29,404)	$35,775

Total Investments (Cost $29,694) — 100.6%	36,065

Liabilities in excess of other assets — (0.6)%	(203)

NET ASSETS — 100.0%	$35,862

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Variable Insurance Funds

Notes to Schedule of Portfolio Investments

March 31, 2012 (Unaudited)

1. Federal Tax Information:

At March 31, 2012, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Cost of
	Investments for	Gross	Gross
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purposes	Appreciation	Depreciation	Appreciation/(Depreciation)
Diversified Stock Fund	$29,912	$6,565	$(412)	$6,153

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund: the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.  The Trust determines transfers between fair value hierarchy levels at the reporting period end.  The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended March 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in	Investments in	Investments in
Fund Name	Securities	Securities	Securities
Diversified Stock Fund
Commercial Paper	$—	$290	$290
Common Stocks	35,775	—	35,775
Total	$35,775	$290	$36,065

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	May 18, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	May 18, 2012

* Print the name and title of each signing officer under his or her signature.